Fair Value Measurements - Schedule of Estimating the Fair Value of the Private Placement Warrants (Details) - Monte Carlo simulation [Member] - Private Placement Warrants [Member]	Dec. 31, 2025
Public Warrant Price [Member]
Schedule of Estimating the Fair Value of the Private Placement Warrants [Line Items]
Fair value of private placement warrants	0.0003
Risk-free interest rate [Member]
Schedule of Estimating the Fair Value of the Private Placement Warrants [Line Items]
Fair value of private placement warrants	3.64
Expected term [Member]
Schedule of Estimating the Fair Value of the Private Placement Warrants [Line Items]
Fair value of private placement warrants	4.04
Expected volatility [Member]
Schedule of Estimating the Fair Value of the Private Placement Warrants [Line Items]
Fair value of private placement warrants	29.7
Stock price [Member]
Schedule of Estimating the Fair Value of the Private Placement Warrants [Line Items]
Fair value of private placement warrants	1.4
Exercise price [Member]
Schedule of Estimating the Fair Value of the Private Placement Warrants [Line Items]
Fair value of private placement warrants	11.5